SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]
29. SUBSIDIARIES

The consolidated financial statements of the Company include the following significant subsidiaries as at December 31, 2023 and 2022 as follows:

			2023	2022
Name of subsidiary	Operations and Projects	Location	% Ownership	% Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
Primero Empresa Minera, S.A de C.V.	San Dimas Silver/Gold Mine	Mexico	100%	100%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.(1)	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.	Del Toro Silver Mine	Mexico	100%	100%
La Guitarra Compañia Minera, S.A. de C.V.(1)	La Guitarra Silver Mine	Mexico	0%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Jerritt Canyon Canada Ltd.	Holding company	Canada	100%	100%
Jerritt Canyon Gold LLC	Jerritt Canyon Gold Mine	United States	100%	100%
First Mint LLC	Minting company	United States	100%	0%
FM Metal Trading (Barbados) Inc.	Metals trading company	Barbados	100%	100%
FMS Trading AG	Metals trading company	Switzerland	100%	100%

(1) La Guitarra and La Parrilla were classified as assets held-for-sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities of La Guitarra and assets of La Parrilla have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $56.4 million) (Note 14). The liabilities of La Parrilla still remain at 100% ownership of the Company as the sale was an asset purchase agreement.